Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Unused Lines of Committed Credit Facilities

The Group has unused lines of committed credit facilities available amounting to $1,009.5 million at December 31, 2015 (December 31, 2014: $1,016.9 million) with the following expiry dates.

	December 31, 2015	December 31, 2014
- within one year	66.2	—
- later than one year and not later than two years	844.0	64.9
- later than two years and not later than three years	99.3	—
- later than three years and not later than five years	—	952.0

	1,009.5	1,016.9